Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade Accounts and Notes Receivable
(a)	Trade accounts and notes receivable at the reporting date are as follows:

(In millions of won)
	December 31, 2016		December 31, 2017
Trade, net	~~W~~	3,916,171	3,275,902
Due from related parties		1,041,822	1,049,218

	~~W~~	4,957,993	4,325,120

Summary of Other Accounts Receivable
(b)	Other accounts receivable at the reporting date are as follows:

(In millions of won)	December 31, 2016		December 31, 2017
Current assets
Non-trade receivable, net	~~W~~	134,161	150,554
Accrued income		9,431	14,273

	~~W~~	143,592	164,827

Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable
(c)	The aging of trade accounts and note receivable, other accounts receivable and long-term non-trade receivable at the reporting date are as follows:

(In millions of won)	December 31, 2016
	Book value				Impairment loss
	Trade accounts and notes receivable		Other accounts receivable(*)	Long-term non-trade receivable	Trade accounts and notes receivable	Other accounts receivable(*)	Long-term non-trade receivable
Not past due	~~W~~	4,958,591	140,893	2,643	(1,488)	(669)	(23)
Past due 1-15 days		386	2,298	—	—	(20)	—
Past due 16-30 days		417	309	—	—	—	—
Past due 31-60 days		65	640	—	—	(6)	—
Past due more than 60 days		22	545	—	—	(398)	—

	~~W~~	4,959,481	144,685	2,643	(1,488)	(1,093)	(23)

(*)	Other accounts receivable includes non-trade receivable and accrued income.

(In millions of won)	December 31, 2017
	Book value				Impairment loss
	Trade accounts and notes receivable		Other accounts receivable(*)	Long-term non-trade receivable	Trade accounts and notes receivable	Other accounts receivable(*)	Long-term non-trade receivable
Not past due	~~W~~	4,323,465	164,755	8,738	(1,631)	(905)	—
Past due 1-15 days		2,652	488	—	(1)	(3)	—
Past due 16-30 days		631	65	—	—	(1)	—
Past due 31-60 days		—	208	—	—	(2)	—
Past due more than 60 days		4	622	—	—	(400)	—

	~~W~~	4,326,752	166,138	8,738	(1,632)	(1,311)	—

(*)	Other accounts receivable includes non-trade receivable and accrued income.

Movement in Allowance for Impairment in Respect of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable

The movement in the allowance for impairment in respect of trade accounts and notes receivable, other accounts receivable and long-term non-trade receivable for the years ended December 31, 2015, 2016, and 2017 are as follows:

(In millions of won)	Trade accounts and notes receivable
	2015		2016	2017
Balance at the beginning of the year	~~W~~	825	1,507	1,488
(Reversal of) bad debt expense		682	(19)	144

Balance at the end of the year	~~W~~	1,507	1,488	1,632

(In millions of won)	Other accounts receivable
	2015		2016	2017
Balance at the beginning of the year	~~W~~	794	566	1,093
(Reversal of) bad debt expense		(228)	527	218

Balance at the end of the year	~~W~~	566	1,093	1,311

(In millions of won)	Long-term non-trade receivable
	2015		2016	2017
Balance at the beginning of the year	~~W~~	79	52	23
(Reversal of) bad debt expense		(27)	(29)	(23)

Balance at the end of the year	~~W~~	52	23	—

Summary of Other Assets
(d)	Other assets at the reporting date are as follows:

(In millions of won)	December 31, 2016		December 31, 2017
Current assets
Advance payments	~~W~~	9,297	7,973
Prepaid expenses		74,657	83,626
Value added tax refundable		259,808	148,351
Emission rights		—	1,978

	~~W~~	343,762	241,928

Non-current assets
Long-term prepaid expenses	~~W~~	358,424	394,759
Long-term advanced payment		1,000	—

	~~W~~	359,424	394,759